Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

We utilize fair value measurements to record or disclose the fair value on certain assets and liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability through an orderly transaction between market participants at the measurement date. The determination of fair values of financial instruments often requires the use of estimates. In cases where quoted market values in an active market are not available, we use present value techniques and other valuation methods to estimate the fair values of our financial instruments. These valuation models rely on market-based parameters when available, such as interest rate yield curves or credit spreads. Unobservable inputs may be based on management's judgment, assumptions and estimates related to credit quality, our future earnings, interest rates and other relevant inputs. These valuation methods require considerable judgment and the resulting estimates of fair value can be significantly affected by the assumptions made and methods used.

Valuation Hierarchy

U.S. GAAP establishes a three-level valuation hierarchy for disclosure of fair value measurements. The hierarchy is based on the transparency of the inputs used in the valuation process with the highest priority given to quoted prices available in active markets and the lowest priority to unobservable inputs where no active market exists, as discussed below.

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets in which we can participate as of the measurement date;

Level 2 - Quoted prices for similar instruments in active markets, and other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

Level 3 - Unobservable inputs that reflect our own assumptions about the assumptions that market participants would use in pricing an asset or liability.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input within the valuation hierarchy that is significant to the overall fair value measurement. Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by caption on the Consolidated Statements of Financial Condition and by level in the valuation hierarchy:

	December 31, 2017
	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$987	$—	$987
Agency - Residential	—	794	—	794
Municipal obligations	—	34	—	34
Corporate debt obligations	—	38	—	38
Loans held-for-sale
Residential first mortgage loans	—	4,300	—	4,300
Loans held-for-investment
Residential first mortgage loans	—	8	—	8
Home equity	—	—	4	4
Mortgage servicing rights	—	—	291	291
Derivative assets
Rate lock commitments (fallout-adjusted)	—	—	24	24
Mortgage-backed securities forwards	—	4	—	4
Interest rate swaps and swaptions	—	11	—	11
Total assets at fair value	$—	$6,176	$319	$6,495
Derivative liabilities
Interest rate swap on FHLB advances	—	(1)	—	(1)
Mortgage-backed securities forwards	—	(6)	—	(6)
Interest rate swaps	—	(4)	—	(4)
DOJ litigation settlement	—	—	(60)	(60)
Contingent consideration	—	—	(25)	(25)
Total liabilities at fair value	$—	$(11)	$(85)	$(96)

On May 15, 2017, the Company closed on the acquisition of certain assets of Opes Advisors (“Opes”), a California based retail mortgage originator and wealth management service provider. Although the acquired assets of Opes were not significant, the addition of Opes positions us to increase our distributed retail lending channel. Consideration in the acquisition of Opes consisted of upfront cash and contingent cash in the form of an earn-out. The earn-out is based on future target production volumes and profitability of the division which were significant inputs to the preliminary fair value.

	December 31, 2016
	Level 1	Level 2	Level 3	Total Fair Value
	(Dollars in millions)
Investment securities available-for-sale
Agency - Commercial	$—	$548	$—	$548
Agency - Residential	—	898	—	898
Municipal obligations	—	34	—	34
Loans held-for-sale
Residential first mortgage loans	—	3,145	—	3,145
Loans held-for-investment
Residential first mortgage loans	—	7	—	7
Home equity	—	—	65	65
Mortgage servicing rights	—	—	335	335
Derivative assets
Rate lock commitments (fallout-adjusted)	—	—	24	24
Futures	2	—	—	2
Mortgage-backed securities forwards	—	43	—	43
Interest rate swaps and swaptions	—	35	—	35
Interest rate swaps on FHLB advances (net)	—	19	—	19
Total assets at fair value	$2	$4,729	$424	$5,155
Derivative liabilities
Rate lock commitments (fallout-adjusted)	$—	$—	$(6)	$(6)
Mortgage-backed securities forwards	—	(11)	—	(11)
Interest rate swaps	—	(37)	—	(37)
Warrant liabilities	—	(4)	—	(4)
DOJ litigation settlement	—	—	(60)	(60)
Total liabilities at fair value	$—	$(52)	$(66)	$(118)

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2017 and 2016, and 2015.

Fair Value Measurements Using Significant Unobservable Inputs

The following tables include a roll forward of the Consolidated Statements of Financial Condition amounts (including the change in fair value) for financial instruments classified by us within Level 3 of the valuation hierarchy:

	Balance at Beginning of Year	Recorded in Earnings		Recorded in OCI	Purchases / Originations	Sales	Settlement	Transfers In (Out)	Balance at End of Year
		Total Unrealized Gains/ (Losses)	Total Realized Gains/ (Losses)	Total Unrealized Gains/ (Losses)
	(Dollars in millions)
For the Years Ended December 31, 2017
Assets
Loans held-for-sale
Home equity	$—	$1	$—	$—	$—	$(52)	$(1)	$52	$—
Loans held-for-investment
Home equity	65	2	—	—	—	—	(8)	(55)	4
Mortgage servicing rights	335	(22)	—	—	288	(310)	—	—	291
Rate lock commitments (net) (1)	18	54	—	—	267	—	—	(315)	24
Totals	$418	$35	$—	$—	$555	$(362)	$(9)	$(318)	$319
Liabilities
DOJ litigation settlement	$(60)	$—	$—	$—	$—	$—	$—	$—	$(60)
Contingent consideration	—	(1)	—	—	(25)	—	1	—	(25)
Totals	$(60)	$(1)	$—	$—	$(25)	$—	$1	$—	$(85)
For the Years Ended December 31, 2016
Assets
Loans held-for-investment
Home equity	$106	$5	$—	$—	$—	$—	$(46)	$—	$65
Mortgage servicing rights	296	(105)	—	—	228	(84)	—	—	335
Rate lock commitments (net) (1)	26	25	—	—	325	—	—	(358)	18
Totals	$428	$(75)	$—	$—	$553	$(84)	$(46)	$(358)	$418
Liabilities
DOJ litigation settlement	$(84)	$24	$—	$—	$—	$—	$—	$—	$(60)
Year Ended December 31, 2015
Assets
Investment securities available-for-sale
Municipal obligation	$2	$—	$—	$—	$—	$—	$(2)	$—	$—
Loans held-for-investment
Home equity	$185	$(2)	$—	$—	$—	$—	$(77)	$—	$106
Mortgage servicing rights	258	(46)	—	—	260	(176)	—	—	296
Other investments	100						(100)		—
Rate lock commitments (net) (1)	31	60	—	—	277	—	—	(342)	26
Totals	$576	$12	$—	$—	$537	$(176)	$(179)	$(342)	$428
Liabilities
Long-term debt	$(84)	$—	$(3)	$—	$—	$52	$35	$—	$—
DOJ litigation settlement	(82)	(2)	—	—	—	—	—	—	(84)
Totals	$(166)	$(2)	$(3)	$—	$—	$52	$35	$—	$(84)

(1)
Rate lock commitments are reported on a fallout adjusted basis. Transfers out of Level 3 represent the settlement value of the commitments that are transferred to LHFS, which are classified as Level 2 assets.

We utilized swaptions futures, forward agency and loan sales and interest rate swaps to manage the risk associated with mortgage servicing rights and rate lock commitments. Gains and losses for individual lines in the tables do not reflect the effect of our risk management activities related to such Level 3 instruments.

The following tables present the quantitative information about recurring Level 3 fair value financial instruments and the fair value measurements as of:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2017
Assets
Loans held-for-investment
Home equity	$4	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	7.2% - 10.8% (9.0%) 5.1% - 7.7% (6.4%) 3.0% - 4.5% (3.6%)
Mortgage servicing rights	$291	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	5.0% - 7.5% (6.3%) 8.0% - 11.8% (9.9%) $58 - $87 ($73)
Rate lock commitments (net)	$24	Consensus pricing	Origination pull-through rate	64.7% - 97.1% (82.0%)
Liabilities
DOJ litigation settlement	$(60)	Discounted cash flows	Discount rate Asset growth rate	7.8% - 11.7% (9.7%) 5.6% - 17.4% (6.3%)
Contingent consideration	$(25)	Discounted cash flows	Beta Equity volatility	0.6 - 1.6 (1.1) 26.6% - 58.9% (40.0%)

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2016
Assets
Loans held-for-investment
Home equity	$65	Discounted cash flows	Discount rate Constant prepayment rate Constant default rate	6.0% - 12.2% (9.3%) 16.3% - 24.4% (20.3%) 2.7% - 4.1% (3.7%)
Mortgage servicing rights	$335	Discounted cash flows	Option adjusted spread Constant prepayment rate Weighted average cost to service per loan	6.2% - 9.3% (7.8%) 13.9% - 19.2% (16.7%) $55 - $82 ($68)
Rate lock commitments (net)	$18	Consensus pricing	Origination pull-through rate	66.9% - 100.0% (83.6%)
Liabilities
DOJ litigation settlement	$(60)	Discounted cash flows	Discount rate Asset growth rate	6.6% - 9.8% (8.2%) 4.2% - 11.6% (7.9%)

Recurring Significant Unobservable Inputs

Home equity. The most significant unobservable inputs used in the fair value measurement of the home equity loans are discount rates, constant prepayment rates, and default rates. The constant prepayment and default rates are based on a 12 month historical average. Significant increases (decreases) in the discount rate in isolation would result in a significantly lower (higher) fair value measurement. Increases (decreases) in prepay rates in isolation result in a higher (lower) fair value and increases (decreases) in default rates in isolation result in a lower (higher) fair value. HELOC loans formerly included in the FSTAR 2005-1 and FSTAR 2006-1 securitization trusts, also classified as home equity loans, were valued utilizing a loan-level discounted cash flow model which projects expected cash flows given three potential outcomes: (1) paid-in-full at scheduled maturity, (2) default at scheduled maturity (foreclosure), and (3) modification at scheduled maturity into an amortizing HELOC. Loans are placed into the potential outcome buckets based on their underlying current delinquency, FICO scores and property CLTV all of which are unobservable inputs. These loans were sold in the second quarter of 2017.

MSRs. The significant unobservable inputs used in the fair value measurement of the MSRs are option adjusted spreads, prepayment rates, and cost to service. Significant increases (decreases) in all three assumptions in isolation would result in a significantly lower (higher) fair value measurement. Weighted average life (in years) is used to determine the change in fair value of MSRs. For December 31, 2017 and December 31, 2016 the weighted average life (in years) for the entire MSRs portfolio was 6.0 and 6.6, respectively.
DOJ litigation settlement. The significant unobservable inputs used in the fair value measurement of the DOJ litigation settlement are the discount rate and asset growth rate, in addition to those discussed in Note 21 - Legal Proceedings, Contingencies and Commitments. Significant increases (decreases) in the discount rate or asset growth rate in isolation would result in a marginally lower (higher) fair value measurement. For further information on the fair value inputs related to the DOJ litigation settlement, see Note 21 - Legal Proceedings, Contingencies and Commitments.

Rate lock commitments. The significant unobservable input used in the fair value measurement of the rate lock commitments is the pull through rate. The pull through rate is a statistical analysis of our actual rate lock fallout history to determine the sensitivity of the residential mortgage loan pipeline compared to interest rate changes and other deterministic values. New market prices are applied based on updated loan characteristics and new fallout ratios (i.e., the inverse of the pull through rate) are applied accordingly. Significant increases (decreases) in the pull through rate in isolation would result in a significantly higher (lower) fair value measurement.

Contingent consideration. The significant unobservable input used in the fair value of the contingent consideration is future forecasted target production volumes and profitability of the division. An increase or decrease to these inputs results in an increase or decrease of the liability. Other unobservable inputs include Beta and volatility which drive the risk adjusted discount rate utilized in a Monte Carlo simulation. An increase or decrease in these inputs results in a decrease or increase to the liability.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

We also have assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis.

The following table presents assets measured at fair value on a nonrecurring basis:

	Total (1)	Level 2	Level 3	Gains/(Losses)
	(Dollars in millions)
December 31, 2017
Loans held-for-sale (2)	$6	$6	$—	$(1)
Impaired loans held-for-investment (2)
Residential first mortgage loans	21	—	21	(10)
Repossessed assets (3)	8	—	8	—
Totals	$35	$6	$29	$(11)
December 31, 2016
Loans held-for-sale (2)	$9	$9	$—	$(2)
Impaired loans held-for-investment (2)
Residential first mortgage loans	25	—	25	(28)
Repossessed assets (3)	14	—	14	(2)
Totals	$48	$9	$39	$(32)

(1)	The fair values are determined at various dates during the years ended December 31, 2017 and 2016, respectively.

(2)	Gains/(losses) reflect fair value adjustments on assets for which we did not elect the fair value option.

(3)	Gains/(losses) reflect write downs of repossessed assets based on the estimated fair value of the specific assets.

The following tables present the quantitative information about nonrecurring Level 3 fair value financial instruments and the fair value measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
	(Dollars in millions)
December 31, 2017
Impaired loans held-for-investment
Loans held-for-investment	$21	Fair value of collateral	Loss severity discount	25% - 30% (27.9%)
Repossessed assets	$8	Fair value of collateral	Loss severity discount	0% - 100% (70.9%)
December 31, 2016
Impaired loans held-for-investment
Residential first mortgage loans	$25	Fair value of collateral	Loss severity discount	22% - 40% (29.5%)
Repossessed assets	$14	Fair value of collateral	Loss severity discount	22% - 100% (69.5%)

Nonrecurring Significant Unobservable Inputs

The significant unobservable inputs used in the fair value measurement of the impaired loans and repossessed assets are appraisals or other third-party price evaluations which incorporate measures such as recent sales prices for comparable properties.

Fair Value of Financial Instruments

The following table presents the carrying amount and estimated fair value of financial instruments that are carried either at fair value, cost, or amortized cost:

	December 31, 2017
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$204	$204	$204	$—	$—
Investment securities available-for-sale	1,853	1,853	—	1,853	—
Investment securities held-to-maturity	939	924	—	924	—
Loans held-for-sale	4,321	4,322	—	4,322	—
Loans held-for-investment	7,713	7,667	—	8	7,659
Loans with government guarantees	271	261	—	261	—
Mortgage servicing rights	291	291	—	—	291
Federal Home Loan Bank stock	303	303	—	303	—
Bank owned life insurance	330	330	—	330	—
Repossessed assets	8	8	—	—	8
Other assets, foreclosure claims	84	84	—	84	—
Derivative financial instruments, assets	39	39	—	15	24
Liabilities
Retail deposits
Demand deposits and savings accounts	$(4,965)	$(4,557)	$—	$(4,557)	$—
Certificates of deposit	(1,493)	(1,498)	—	(1,498)	—
Wholesale deposits	(45)	(43)	—	(43)	—
Government deposits	(1,073)	(1,048)	—	(1,048)	—
Company controlled deposits	(1,358)	(1,311)	—	(1,311)	—
Federal Home Loan Bank advances	(5,665)	(5,662)	—	(5,662)	—
Long-term debt	(494)	(417)	—	(417)	—
DOJ litigation settlement	(60)	(60)	—	—	(60)
Contingent consideration	(25)	(25)	—	—	(25)
Derivative financial instruments, liabilities	(11)	(11)	—	(11)	—

	December 31, 2016
		Estimated Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
	(Dollars in millions)
Assets
Cash and cash equivalents	$158	$158	$158	$—	$—
Investment securities available-for-sale	1,480	1,480	—	1,480	—
Investment securities held-to-maturity	1,093	1,084	—	1,084	—
Loans held-for-sale	3,177	3,178	—	3,178	—
Loans held-for-investment	6,065	5,998	—	7	5,991
Loans with government guarantees	365	354	—	354	—
Mortgage servicing rights	335	335	—	—	335
Federal Home Loan Bank stock	180	180	—	180	—
Bank owned life insurance	271	271	—	271	—
Repossessed assets	14	14	—	—	14
Other assets, foreclosure claims	135	135	—	135	—
Derivative financial instruments, assets	123	123	45	54	24
Liabilities
Retail deposits
Demand deposits and savings accounts	$(5,268)	$(4,956)	$—	$(4,956)	$—
Certificates of deposit	(1,056)	(1,062)	—	(1,062)	—
Government deposits	(1,030)	(1,011)	—	(1,011)	—
Company controlled deposits	(1,446)	(1,371)	—	(1,371)	—
Federal Home Loan Bank advances	(2,980)	(2,964)	—	(2,964)	—
Long-term debt	(493)	(277)	—	(277)	—
Warrant liabilities	(4)	(4)	—	(4)	—
DOJ litigation settlement	(60)	(60)	—	—	(60)
Derivative financial instruments, liabilities	(54)	(54)	(11)	(37)	(6)

The methods and assumptions used by us in estimating fair value of financial instruments which are required for disclosure only, are as follows:

Cash and cash equivalents. Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value.

Investment securities held-to-maturity. Fair values are generated using market inputs, where possible, including quoted prices (the closing price in an exchange market), bid prices (the price at which a buyer stands ready to purchase), and other market information.

Loans held-for-investment. The fair value is estimated using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Loans with government guarantees. The fair value is estimated by using internally developed discounted cash flow models using market interest rate inputs as well as management’s best estimate of spreads for similar collateral.

Federal Home Loan Bank stock. No secondary market exists for FHLB stock. The stock is bought and sold at par by the FHLB. Management believes that the recorded value equals the fair value.

Bank owned life insurance. The fair value of bank owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies.

Other assets, foreclosure claims. The fair value of foreclosure claims with government guarantees approximates the carrying amount.

Deposit accounts. The fair value of deposits with no defined maturity is estimated based on a discounted cash flow model that incorporates current market rates for similar products and expected attrition. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for certificates of deposit with similar remaining maturities.

Federal Home Loan Bank advances. Rates currently available for debt with similar terms and remaining maturities are used to estimate the fair value of the existing debt.

Long-term debt. The fair value of the long-term debt is estimated based on a discounted cash flow model that incorporates current borrowing rates for similar types of borrowing arrangements.

Fair Value Option

We elected the fair value option for certain items as discussed throughout the Notes to the Consolidated Financial Statements to mitigate a divergence between accounting losses and economic exposure. Interest income on LHFS is accrued on the principal outstanding primarily using the "simple-interest" method.

The following table reflects the change in fair value included in earnings of financial instruments for which the fair value option has been elected:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Assets
Loans held-for-sale
Net gain on loan sales	$283	$269	$321
Loans held-for-investment
Other noninterest income	1	1	40
Liabilities
Long-term debt
Other noninterest income	$—	$—	$29
Litigation settlement
Other noninterest income	—	24	—
Other noninterest (expense)	—	—	(2)

The following table reflects the difference between the aggregate fair value and aggregate remaining contractual principal balance outstanding for assets and liabilities for which the fair value option has been elected:

	December 31, 2017			December 31, 2016
	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance	Unpaid Principal Balance	Fair Value	Fair Value Over / (Under) Unpaid Principal Balance
	(Dollars in millions)
Assets
Nonaccrual loans
Loans held-for-sale	$6	$5	$(1)	$2	$2	$—
Loans held-for-investment	5	4	(1)	19	13	(6)
Total nonaccrual loans	$11	$9	$(2)	$21	$15	$(6)
Other performing loans
Loans held-for-sale	$4,167	$4,295	$128	$3,103	$3,143	$40
Loans held-for-investment	10	8	(2)	72	59	(13)
Total other performing loans	$4,177	$4,303	$126	$3,175	$3,202	$27
Total loans
Loans held-for-sale	$4,173	$4,300	$127	$3,105	$3,145	$40
Loans held-for-investment	15	12	(3)	91	72	(19)
Total loans	$4,188	$4,312	$124	$3,196	$3,217	$21
Liabilities
Litigation settlement (1)	$(118)	$(60)	$58	$(118)	$(60)	$58

(1)	We are obligated to pay $118 million in installment payments upon meeting certain performance conditions, as described in Note 21 - Legal Proceedings, Contingencies and Commitments.